Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares Target	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
Below are the tables and related footnotes for PVP:

	Dhrupad Trivedi		Non-CEO NEOs		Value of Initial Fixed $100 Investment Base On:
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(4)	Average Compensation Actually Paid to Non-CEO NEOs(3)(4)	The Company Total Shareholder Return	Peer Group Total Shareholder Return(1)	Net Income (millions)	100-Day Volume Weighted Average Stock Price(5)
2023	4,577,120	2,500,784	861,834	(729,343)	98.25%	108.06%	$40.0	$12.40
2022	4,453,280	4,364,958	944,728	482,296	146.05%	21.81%	$46.9	$16.73
2021	3,135,250	7,250,200	1,121,976	1,943,908	142.08%	105.92%	$94.9	$15.07
2020	1,003,890	3,421,078	963,386	438,341	43.52%	74.45%	$17.8	$7.74

(1)	The Company’s peer group Total Shareholder Return is based on NYSE Technology Index, which is one of the indexes used for purposes of our 10-K performance graph.
(2)
The following represents the adjustments made to the Summary Compensation Table totals to derive the compensation actually paid to Mr. Trivedi in his role as CEO. Mr. Trivedi served as the CEO through the entire reporting period.

Adjustments	2023	2022	2021	2020
Amounts reported in “Stock Awards” column of Summary Compensation Table	3,896,752	2,999,996	1,699,993	—
Fair value of outstanding and unvested stock awards that were granted in the current year:	2,854,663	3,237,507	2,156,627	—
Change in fair value for stock awards outstanding and unvested at the end of the current year that were granted in a prior year:	(635,675)	17,739	2,940,000	2,165,313
Fair value of stock awards granted and vested in the current year:	—	—	553,941	—
Change in fair value for stock awards vested in the current year that were granted in a prior year:	(398,572)	(343,571)	164,375	251,875
(3)
The following represents the average adjustments made to the Summary Compensation Table totals for our non-CEO named executive officers to derive the average compensation actually paid for our non-CEO named executive officers. Note that the table below and the amount of average compensation actually paid for our non-CEO named executive officers for 2020 has been adjusted from last year’s disclosure to correct an inadvertent error.

Adjustments	2023	2022	2021	2020
Amounts reported in “Stock Awards” column of Summary Compensation Table	1,430,284	475,557	499,998	519,585
Fair value of outstanding and unvested stock awards that were granted in the current year:	293,936	419,947	634,307	408,087
Change in fair value for stock awards outstanding and unvested at the end of the current year that were granted in a prior year:	(53,083)	1,649	520,860	147,107
Fair value of stock awards granted and vested in the current year	—	—	162,920	—
Change in fair value for stock awards vested in the current year that were granted in a prior year:	(33,872)	(71,765)	3,843	1,279
Fair value of stock awards forfeited in the current year that were granted in a prior year:	(367,872)	(336,707)	—	(561,933)
(4)	The named executive officers included in the non-CEO named executive average for each year are as follows:

2023	Messrs. Becker, Bruening and Weber and Ms. Thomas.
2022	Messrs. Becker, Bruening, Cochran, and Weber.
2021	Messrs. Becker, Bruening, and Cochran.
2020	Messrs. Becker, Bruening, Cochran, Reiss, and Constantino.
(5)
Represents 100-Day Volume Weighted Average Stock Price (“VWAP”) as of December 31 of each applicable year. The VWAP metric is used for purposes of determining achievement of our 2023 PSU awards, which are eligible to vest upon the achievement of two distinct VWAP targets during the performance period beginning on the date of grant of the 2023 PSU award and ending on the four (4) year anniversary of such date.

Company Selected Measure Name	100-Day Volume Weighted Average Stock Price (“VWAP”)
Named Executive Officers, Footnote
(2)
The following represents the adjustments made to the Summary Compensation Table totals to derive the compensation actually paid to Mr. Trivedi in his role as CEO. Mr. Trivedi served as the CEO through the entire reporting period.

(4)	The named executive officers included in the non-CEO named executive average for each year are as follows:

2023	Messrs. Becker, Bruening and Weber and Ms. Thomas.
2022	Messrs. Becker, Bruening, Cochran, and Weber.
2021	Messrs. Becker, Bruening, and Cochran.
2020	Messrs. Becker, Bruening, Cochran, Reiss, and Constantino.

Peer Group Issuers, Footnote
(1)	The Company’s peer group Total Shareholder Return is based on NYSE Technology Index, which is one of the indexes used for purposes of our 10-K performance graph.

PEO Total Compensation Amount	$ 4,577,120	$ 4,453,280	$ 3,135,250	$ 1,003,890
PEO Actually Paid Compensation Amount	$ 2,500,784	4,364,958	7,250,200	3,421,078
Adjustment To PEO Compensation, Footnote
(2)
The following represents the adjustments made to the Summary Compensation Table totals to derive the compensation actually paid to Mr. Trivedi in his role as CEO. Mr. Trivedi served as the CEO through the entire reporting period.

Adjustments	2023	2022	2021	2020
Amounts reported in “Stock Awards” column of Summary Compensation Table	3,896,752	2,999,996	1,699,993	—
Fair value of outstanding and unvested stock awards that were granted in the current year:	2,854,663	3,237,507	2,156,627	—
Change in fair value for stock awards outstanding and unvested at the end of the current year that were granted in a prior year:	(635,675)	17,739	2,940,000	2,165,313
Fair value of stock awards granted and vested in the current year:	—	—	553,941	—
Change in fair value for stock awards vested in the current year that were granted in a prior year:	(398,572)	(343,571)	164,375	251,875

Non-PEO NEO Average Total Compensation Amount	$ 861,834	944,728	1,121,976	963,386
Non-PEO NEO Average Compensation Actually Paid Amount	$ (729,343)	482,296	1,943,908	438,341
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following represents the average adjustments made to the Summary Compensation Table totals for our non-CEO named executive officers to derive the average compensation actually paid for our non-CEO named executive officers. Note that the table below and the amount of average compensation actually paid for our non-CEO named executive officers for 2020 has been adjusted from last year’s disclosure to correct an inadvertent error.

Adjustments	2023	2022	2021	2020
Amounts reported in “Stock Awards” column of Summary Compensation Table	1,430,284	475,557	499,998	519,585
Fair value of outstanding and unvested stock awards that were granted in the current year:	293,936	419,947	634,307	408,087
Change in fair value for stock awards outstanding and unvested at the end of the current year that were granted in a prior year:	(53,083)	1,649	520,860	147,107
Fair value of stock awards granted and vested in the current year	—	—	162,920	—
Change in fair value for stock awards vested in the current year that were granted in a prior year:	(33,872)	(71,765)	3,843	1,279
Fair value of stock awards forfeited in the current year that were granted in a prior year:	(367,872)	(336,707)	—	(561,933)

Compensation Actually Paid vs. Total Shareholder Return
As discussed in the Compensation Discussion and Analysis, our 100-Day Volume Weighted Average Stock Price is a performance goal in our long-term equity incentive compensation plan, and adjusted EBITDA and revenue are performance goals in our 2023 Executive Cash Incentive Plan. Though TSR and net income are not directly tied to the performance-based compensation paid to the NEOs, the 100-Day Volume Weighted Average Stock Price and the revenue performance measures are components of TSR and net income and, as such, TSR and net income results indirectly impact the compensation actually paid to our NEOs. A comparison of our TSR and the TSR of the reported peer group shows that our TSR for 2023, 2022 and 2021 is displayed below.

Compensation Actually Paid vs. Net Income
As discussed in the Compensation Discussion and Analysis, our 100-Day Volume Weighted Average Stock Price is a performance goal in our long-term equity incentive compensation plan, and adjusted EBITDA and revenue are performance goals in our 2023 Executive Cash Incentive Plan. Though TSR and net income are not directly tied to the performance-based compensation paid to the NEOs, the 100-Day Volume Weighted Average Stock Price and the revenue performance measures are components of TSR and net income and, as such, TSR and net income results indirectly impact the compensation actually paid to our NEOs. A comparison of our TSR and the TSR of the reported peer group shows that our TSR for 2023, 2022 and 2021 is displayed below.

Compensation Actually Paid vs. Company Selected Measure
As discussed in the Compensation Discussion and Analysis, our 100-Day Volume Weighted Average Stock Price is a performance goal in our long-term equity incentive compensation plan, and adjusted EBITDA and revenue are performance goals in our 2023 Executive Cash Incentive Plan. Though TSR and net income are not directly tied to the performance-based compensation paid to the NEOs, the 100-Day Volume Weighted Average Stock Price and the revenue performance measures are components of TSR and net income and, as such, TSR and net income results indirectly impact the compensation actually paid to our NEOs. A comparison of our TSR and the TSR of the reported peer group shows that our TSR for 2023, 2022 and 2021 is displayed below.

Total Shareholder Return Vs Peer Group
As discussed in the Compensation Discussion and Analysis, our 100-Day Volume Weighted Average Stock Price is a performance goal in our long-term equity incentive compensation plan, and adjusted EBITDA and revenue are performance goals in our 2023 Executive Cash Incentive Plan. Though TSR and net income are not directly tied to the performance-based compensation paid to the NEOs, the 100-Day Volume Weighted Average Stock Price and the revenue performance measures are components of TSR and net income and, as such, TSR and net income results indirectly impact the compensation actually paid to our NEOs. A comparison of our TSR and the TSR of the reported peer group shows that our TSR for 2023, 2022 and 2021 is displayed below.

Tabular List, Table
The following metrics represent the three most important financial performance measures used by the Company in setting NEO compensation for the most recent fiscal year:

100-Day Volume Weighted Average Stock Price
Revenue
Adjusted EBITDA

Net Income (Loss)	$ 40,000,000	$ 46,900,000	$ 94,900,000	$ 17,800,000
Company Selected Measure Amount | $ / shares	12.4	16.73	15.07	7.74
PEO Name	Mr. Trivedi	Mr. Trivedi	Mr. Trivedi	Mr. Trivedi
Total Shareholder Return Percent	98.25%	146.05%	142.08%	43.52%
Peer Group Total Shareholder Return Percent	108.06%	21.81%	105.92%	74.45%
Term of Volume Weighted Average Stock Price	100 days
Number of Distinct Volume Weighted Average Stock Price Targets | Target	2
Performance Period	4 years
Measure:: 1
Pay vs Performance Disclosure
Name	100-Day Volume Weighted Average Stock Price
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Amounts reported in “Stock Awards” column of Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,896,752)	$ (2,999,996)	$ (1,699,993)	$ 0
PEO | Fair value of outstanding and unvested stock awards that were granted in the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,854,663	3,237,507	2,156,627	0
PEO | Change in fair value for stock awards outstanding and unvested at the end of the current year that were granted in a prior year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(635,675)	17,739	2,940,000	2,165,313
PEO | Fair value of stock awards granted and vested in the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	553,941	0
PEO | Change in fair value for stock awards vested in the current year that were granted in a prior year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(398,572)	(343,571)	164,375	251,875
Non-PEO NEO | Amounts reported in “Stock Awards” column of Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,430,284)	(475,557)	(499,998)	(519,585)
Non-PEO NEO | Fair value of outstanding and unvested stock awards that were granted in the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	293,936	419,947	634,307	408,087
Non-PEO NEO | Change in fair value for stock awards outstanding and unvested at the end of the current year that were granted in a prior year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,083)	1,649	520,860	147,107
Non-PEO NEO | Fair value of stock awards granted and vested in the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	162,920	0
Non-PEO NEO | Change in fair value for stock awards vested in the current year that were granted in a prior year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,872)	(71,765)	3,843	1,279
Non-PEO NEO | Fair value of stock awards forfeited in the current year that were granted in a prior year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (367,872)	$ (336,707)	$ 0	$ (561,933)